EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net income (loss)	$ 612,008	$ 1,349,942	$ (180,473)	$ (3,922,043)	$ (6,462,303)	$ (1,939,192)
Net income attributable to participating securities	12,490	8,750			$ (6,462,303)	$ (1,939,192)
Net income (loss) attributable to Dolphin Entertainment common stock shareholders and numerator for basic earnings (loss) per share	599,518	1,341,192	(180,473)	(3,922,043)
Undistributed earnings for the three months ended June 30, 2022 attributable to participating securities	12,490
Change in fair value of convertible notes payable	(244,022)	(268,974)	(531,880)
Change in fair value of warrants		(65,000)	(95,000)
Interest expense	9,863	36,862	19,726
Numerator for diluted earnings (loss) per share	$ 377,849	$ 1,044,080	$ (787,627)	$ (3,922,043)
Denominator
Denominator for basic EPS - weighted-average shares	9,498,266	7,664,000	9,113,252	7,456,360	7,614,774	5,619,969
Effect of dilutive securities:
Warrants		$ 11,913	$ 2,555
Convertible notes payable	$ 127,877	$ 237,483	$ 127,877
Denominator for diluted EPS - adjusted weighted-average shares	9,626,143	7,913,396	9,243,684	7,456,360	7,614,774	6,382,937
Basic earnings (loss) per share	$ 0.06	$ 0.17	$ (0.02)	$ (0.53)	$ (0.85)	$ (0.35)
Diluted earnings (loss) per share	$ 0.04	$ 0.13	$ (0.09)	$ (0.53)	$ (0.85)	$ (0.58)